Cash and due from banks and inter-bank funds - Summary of restricted fund (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Repurchase agreements with the BCRP	S/ 419,410	S/ 542,922
Derivative financial instruments	121,613	70,559
Inter-bank transfers	141,681	0
Others	2,100	4,203
Total	S/ 684,804	S/ 617,684